UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21233

PARADIGM FUNDS

(Exact name of registrant as specified in charter)

Nine Elk Street
Albany, NY                         12207-1002
(Address of principal executive Officers)                (Zip code)

Robert A. Benton

Paradigm Funds

Nine Elk Street

Albany, NY 12207-1002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 431-3500

Date of fiscal year end: December 31

Date of reporting period: September 30, 2019

Item 1. Schedules of Investments.

Paradigm Value Fund
		Schedule of Investments
	September 30, 2019 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Air Courier Services
59,000	Air Transport Services Group, Inc. *	$ 1,240,180	2.41%

Aircraft Parts & Auxiliary Equipment, NEC
10,000	Ducommun Incorporated *	424,000	0.82%

Communications Equipment, NEC
10,000	Lumentum Holdings Inc. *	535,600
25,000	Vocera Communications, Inc. *	616,250
		1,151,850	2.24%

Communications Services, NEC
80,000	Calix, Inc. *	511,200	0.99%

Computer Communications Equipment
124,300	A10 Networks, Inc. *	862,642
110,000	Extreme Networks, Inc. *	800,250
		1,662,892	3.23%

Construction - Special Trade Contractors
76,800	Matrix Service Co. *	1,316,352	2.56%

Electrical Work
19,700	EMCOR Group Inc.	1,696,564	3.29%

Electronic Computers
6,000	Omnicell, Inc. *	433,620	0.84%

Footwear, (No Rubber)
20,000	Caleres, Inc.	468,200	0.91%

Heavy Construction Other Than Building Construction - Contractors
20,000	Granite Construction Incorporated	642,600	1.25%

Industrial Organic Chemicals
21,700	Sensient Technologies Corporation	1,489,705	2.89%

Laboratory Analytical Instruments
18,500	PerkinElmer Inc.	1,575,645	3.06%

Millwood, Veneer, Plywood, & Structural Wood Members
5,000	American Woodmark Corporation *	444,550	0.86%

Mining & Quarrying of Nonmetallic Minerals (No Fuels)
45,000	Summit Materials, Inc. - Class A *	999,000	1.94%

National Commercial Banks
39,500	First Merchants Corporation	1,486,583
14,936	National Bank Holdings Corporation - Class A	510,662
		1,997,245	3.88%

Office Machines, NEC
20,000	Pitney Bowes Inc.	91,400	0.18%

Optical Instruments & Lenses
20,000	II-VI Incorporated *	704,200	1.37%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
120,000	RTI Surgical, Inc. *	342,000	0.66%

Printed Circuit Boards
15,000	Jabil Circuit, Inc.	536,550	1.04%

Retail - Apparel & Accessory Stores
20,000	Citi Trends, Inc.	366,000
85,400	Express Inc. *	293,776
33,400	Tailored Brands, Inc.	146,960
30,000	Tilly's, Inc. - Class A	283,200
		1,089,936	2.12%

Retail - Catalog & Mail-Order Houses
7,000	Insight Enterprises, Inc. *	389,830	0.76%

Retail - Family Clothing Stores
67,600	American Eagle Outfitters, Inc.	1,096,472	2.13%

Retail - Retail Stores, NEC
7,500	IAC/InterActiveCorp. *	1,634,775	3.17%

Retail - Shoe Stores
19,500	Designer Brands Inc. - Class A	333,840
24,800	Foot Locker, Inc.	1,070,368
		1,404,208	2.73%

Retail - Women's Clothing Stores
80,000	RTW Retailwinds, Inc. *	109,600	0.21%

Savings Institution, Federally Chartered
16,000	LegacyTexas Financial Group, Inc.	696,480	1.35%

Semiconductors & Related Devices
61,600	Kulicke & Soffa Industries Inc. (Singapore)	1,446,368
40,000	NeoPhotonics Corporation *	243,600
7,588	Marvell Technology Group Ltd. (Bermuda)	189,472
20,400	Qorvo, Inc. *	1,512,456
		3,391,896	6.58%

Services - Business Services, NEC
21,400	Tabula Rasa HealthCare, Inc. *	1,175,716	2.28%

Services - Computer Integrated Systems Design
20,000	Allscripts Healthcare Solutions, Inc. *	219,600
100,000	Ribbon Communications Inc. *	584,000
		803,600	1.56%

Services - Help Supply Services
44,400	Kforce Inc.	1,679,874	3.26%

Services - Home Health Care Services
21,300	Addus HomeCare Corporation *	1,688,664	3.28%

Services - Hospitals
17,400	Magellan Health Services Inc. *	1,080,540
21,650	MEDNAX, Inc. *	489,723
		1,570,263	3.05%

Services - Management Services
60,000	R1 RCM Inc. *	535,800	1.04%

Services - Skilled Nursing Care Facilities
10,000	The Ensign Group, Inc.	474,300	0.92%

Special Industry Machinery (No Metalworking Machinery)
3,500	Kadant Inc.	307,265	0.60%

Special Industry Machinery, NEC
41,600	Brooks Automation, Inc.	1,540,448	2.99%

State Commercial Banks
23,000	Banner Corporation	1,291,910
36,000	Renasant Corporation	1,260,360
		2,552,270	4.94%

Telegraph & Other Message Communications
18,900	j2 Global, Inc.	1,716,498	3.33%

Telephone & Telegraph Apparatus
6,000	Fabrinet (Thailand) *	313,800	0.61%

Transportation Services
15,400	GATX Corp.	1,193,962	2.32%

Water, Sewer, Pipeline, Comm & Power Line Construction
10,000	Primoris Services Corporation	196,100	0.38%

Wholesale - Computers & Peripheral Equipment & Software
10,832	SYNNEX Corporation	1,222,933	2.37%

Wholesale - Hardware
40,000	Wesco Aircraft Holdings, Inc. *	440,400	0.85%

Total for Common Stocks (Cost $26,205,601)		44,952,843	87.25%

REAL ESTATE INVESTMENT TRUSTS
39,000	Blackstone Mortgage Trust, Inc. - Class A	1,398,150
13,650	Mid-America Apartment Communities Inc.	1,774,636
28,000	TPG RE Finance Trust, Inc.	555,520
Total for Real Estate Investment Trusts (Cost $1,998,439)		3,728,306	7.24%

MONEY MARKET FUNDS
1,856,426	SEI Daily Income Trust Government Fund CL F 1.78% **	1,856,426	3.60%
Total for Money Market Funds (Cost $1,856,426)

Total Investment Securities		50,537,575	98.09%
	(Cost $30,060,466)

Other Assets in Excess of Liabilities		982,357	1.91%

Net Assets		$ 51,519,932	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at September 30, 2019.

See accompanying notes to Schedule of Investments.

Paradigm Select Fund
		Schedule of Investments
	September 30, 2019 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Chemical & Allied Products
1,775	Innospec Inc.	$ 158,223
6,725	Olin Corp.	125,892
		284,115	0.99%

Communications Equipment, NEC
9,700	Lumentum Holdings Inc. *	519,532	1.79%

Construction - Special Trade Contractors
27,300	Matrix Service Co. *	467,922	1.61%

Electrical Work
5,700	EMCOR Group Inc.	490,884	1.69%

Electromedical & Electrotherapeutic Apparatus
10,100	Masimo Corporation *	1,502,779	5.17%

Fire, Marine & Casualty Insurance
3,950	American Financial Group Inc.	426,008	1.47%

Footwear (No Rubber)
15,400	Caleres, Inc.	360,514	1.24%

General Industrial Machinery & Equipment
14,900	Rexnord Corporation *	403,045	1.39%

Industrial Instruments For Measurement, Display, and Control
9,000	MKS Instruments, Inc.	830,520	2.86%

Industrial Organic Chemicals
5,800	Sensient Technologies Corporation	398,170
4,350	Westlake Chemical Corp.	285,012
		683,182	2.36%

Instruments For Measurement & Testing of Electricity & Electric Signals
18,675	Teradyne, Inc.	1,081,469	3.72%

Laboratory Analytical Instruments
9,700	PerkinElmer Inc.	826,149	2.84%

Millwood, Veneer, Plywood, & Structural Wood Members
5,500	American Woodmark Corporation *	489,005	1.62%

Mining & Quarrying of Nonmetallic Minerals (No Fuels)
14,300	Summit Materials, Inc. - Class A *	317,460	1.09%

Miscellaneous Manufacturing Industries
6,600	Hillenbrand, Inc.	203,808	0.70%

Optical Instruments & Lenses
7,000	II-VI Incorporated *	246,470	0.85%

Plastics Products
10,000	Entegris, Inc.	470,600	1.62%

Printed Circuit Boards
27,000	Jabil Circuit, Inc.	965,790
20,600	TTM Technologies, Inc. *	251,217
		1,217,007	4.20%

Retail - Catalog & Mail-Order Houses
5,200	Insight Enterprises, Inc. *	289,588	1.00%

Retail - Eating & Drinking Places
6,700	Cannae Holdings, Inc. *	184,049	0.63%

Retail - Family Clothing Stores
25,200	American Eagle Outfitters, Inc.	408,744	1.41%

Retail - Lumber & Other Building Materials Dealers
33,600	BMC Stock Holdings, Inc. *	879,648	3.03%

Retail - Radio, TV & Consumer Electronics Stores
12,400	Best Buy Co., Inc.	855,476	2.94%

Retail - Retail Stores, NEC
6,600	IAC/InterActiveCorp. *	1,438,602	4.95%

Retail - Shoe Stores
13,300	Foot Locker, Inc.	574,028	1.98%

Savings Institution, Federally Chartered
7,800	Capitol Federal Financial, Inc.	107,484	0.37%

Search, Detection, Navigation, Guidance, Aeronautical Systems
6,800	Garmin Ltd. (Switzerland)	575,892	1.98%

Semiconductors & Related Devices
20,500	Kulicke & Soffa Industries Inc. (Singapore)	481,340
32,025	Marvell Technology Group Ltd. (Bermuda)	799,664
11,200	Qorvo, Inc. *	830,368
7,200	Skyworks Solutions, Inc.	570,600
		2,681,972	9.24%

Services - Computer Integrated Systems Design
39,400	Allscripts Healthcare Solutions, Inc. *	432,612	1.49%

Services - Help Supply Services
18,625	Kelly Services, Inc. - Class A	451,098
11,350	Kforce Inc.	429,427
		880,525	3.03%

Services - Hospitals
9,000	Magellan Health Services Inc. *	558,900
8,000	MEDNAX, Inc. *	180,960
		739,860	2.55%

Services - Prepackaged Software
1,809	Black Knight, Inc. *	110,458
8,300	Progress Software Corporation	315,898
		426,356	1.47%

Steel Pipe & Tubes
15,750	Allegheny Technologies Incorporated *	318,938	1.10%

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
6,200	Carpenter Technology Corporation	320,292	1.10%

Surgical & Medical Instruments & Apparatus
25,900	Globus Medical, Inc. - Class A *	1,324,008	4.56%

Telegraph & Other Message Communications
7,300	j2 Global, Inc.	662,986	2.28%

Telephone & Telegraph Apparatus
4,500	Fabrinet * (Thailand)	235,350	0.81%

Title Insurance
5,900	Fidelity National Financial, Inc.	262,019	0.90%

Wholesale - Computers & Peripheral Equipment & Software
8,600	SYNNEX Corporation	970,940	3.34%

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies
8,000	EnerSys	527,520
4,700	WESCO International, Inc. *	224,519
		752,039	2.59%

Wholesale - Lumber & Other Construction Materials
8,400	Boise Cascade Company	273,756	0.94%

Total for Common Stocks (Cost $19,153,233)		26,415,633	90.90%

REAL ESTATE INVESTMENT TRUSTS
5,900	Mid-America Apartment Communities Inc.	767,059	2.64%
Total for Real Estate Investment Trusts (Cost $500,280)

MONEY MARKET FUNDS
1,758,174	SEI Daily Income Trust Government Fund CL F 1.78% **	1,758,174	6.05%
Total for Money Market Funds (Cost $1,758,174)

Total Investment Securities		28,940,866	99.59%
	(Cost $21,411,687)

Other Assets in Excess of Liabilities		118,725	0.41%

Net Assets		$ 29,059,591	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at September 30, 2019.

See accompanying notes to Schedule of Investments.

Paradigm Opportunity Fund
		Schedule of Investments
	September 30, 2019 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Construction - Special Trade Contractors
12,500	Matrix Service Co. *	$ 214,250	2.43%

Electrical Work
4,780	EMCOR Group Inc.	411,654	4.67%

Industrial Organic Chemicals
5,950	Sensient Technologies Corporation	408,467	4.63%

Instruments For Measurement & Testing of Electricity & Electric Signals
7,275	Teradyne, Inc.	421,295	4.78%

Laboratory Analytical Instruments
4,000	PerkinElmer Inc.	340,680	3.86%

Miscellaneous Manufacturing Industries
5,200	Hillenbrand, Inc.	160,576	1.82%

Retail - Apparel & Accessory Stores
11,875	Express Inc. *	40,850
4,900	Tailored Brands, Inc.	21,560
		62,410	0.71%

Retail - Department Stores
2,500	Dillard's, Inc. - Class A	165,275	1.88%

Retail - Family Clothing Stores
13,300	American Eagle Outfitters, Inc.	215,726	2.45%

Retail - Retail Stores, NEC
1,725	IAC/InterActiveCorp. *	375,998	4.27%

Retail - Shoe Stores
6,700	Foot Locker, Inc.	289,172	3.28%

Semiconductors & Related Devices
18,300	Kulicke & Soffa Industries Inc. (Singapore)	429,684
5,700	Qorvo, Inc. *	422,598
4,700	Skyworks Solutions, Inc.	372,475
		1,224,757	13.89%

Services - Business Services, NEC
6,600	Tabula Rasa HealthCare, Inc. *	362,604	4.11%

Services - Computer Processing & Data Preparation
17,900	Inovalon Holdings, Inc. *	293,381	3.33%

Services - Help Supply Services
15,500	Kelly Services, Inc. - Class A	375,410	4.26%

Services - Home Health Care Services
4,700	Addus HomeCare Corporation *	372,616	4.23%

Services - Hospitals
5,900	Magellan Health Services Inc. *	366,390	4.16%

Services - Prepackaged Software
5,900	Progress Software Corporation	224,554	2.55%

Special Industry Machinery (No Metalworking Machinery)
4,300	Kadant Inc.	377,497	4.28%

Special Industry Machinery, NEC
11,400	Brooks Automation, Inc.	422,142	4.79%

Surgical & Medical Instruments & Apparatus
13,700	AtriCure, Inc. *	341,678
23,700	GenMark Diagnostics, Inc. *	143,622
4,500	OrthoPediatrics Corp. *	158,670
		643,970	7.30%

Telegraph & Other Message Communications
5,000	j2 Global, Inc.	454,100	5.15%

Total for Common Stocks (Cost $4,941,372)		8,182,924	92.83%

REAL ESTATE INVESTMENT TRUSTS
3,150	Mid-America Apartment Communities Inc.	409,532	4.65%
Total for Real Estate Investment Trusts (Cost $149,489)

MONEY MARKET FUNDS
228,440	SEI Daily Income Trust Government Fund CL F 1.78% **	228,440	2.59%
Total for Money Market Funds (Cost $228,440)

Total Investment Securities		8,820,896	100.07%
	(Cost $5,319,301)

Liabilities in Excess of Other Assets		(6,403)	-0.07%

Net Assets		$ 8,814,493	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at September 30, 2019.

See accompanying notes to Schedule of Investments.

Paradigm Micro-Cap Fund
		Schedule of Investments
	September 30, 2019 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Parts & Auxiliary Equipment, NEC
25,000	Ducommun Incorporated *	$ 1,060,000	2.24%

Ball & Roller Bearings
140,000	NN, Inc.	998,200	2.11%

Communications Equipment, NEC
90,000	Vocera Communications, Inc. *	2,218,500	4.68%

Communications Services, NEC
300,000	Calix, Inc. *	1,917,000	4.05%

Computer Communications Equipment
280,000	Extreme Networks, Inc. *	2,037,000	4.30%

Computer Peripheral Equipment, NEC
160,000	Mitek Systems, Inc. *	1,544,000	3.26%

Concrete Products, Except Block & Brick
400,000	Forterra, Inc. *	2,892,000	6.10%

Electronic Components & Accessories
100,000	KEMET Corporation	1,818,000	3.84%

Electronic Computers
20,000	Omnicell, Inc. *	1,445,400	3.05%

Engines & Turbines
400,000	Westport Fuel Systems Inc. *	1,088,000	2.30%

Footwear (No Rubber)
120,000	Caleres, Inc.	2,809,200	5.93%

Guided Missiles & Space Vehicles & Parts
80,000	Kratos Defense & Security Solutions, Inc. *	1,487,600	3.14%

Industrial Instruments For Measurement, Display, And Control
5,400	Rudolph Technologies, Inc. *	142,344	0.30%

Office Machines, NEC
200,000	Pitney Bowes Inc.	914,000	1.93%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
400,000	RTI Surgical, Inc. *	1,140,000	2.41%

Pharmaceutical Preparations
10,000	Collegium Pharmaceutical, Inc. *	114,800
120,000	Dermira, Inc. *	766,800
10,000	Flexion Therapeutics, Inc. *	137,050
60,000	Nature's Sunshine Products, Inc. *	497,400
50,000	OptiNose, Inc.	350,000
		1,866,050	3.94%

Retail - Apparel & Accessory Stores
80,000	Citi Trends, Inc.	1,464,000
200,000	Tilly's, Inc. - Class A	1,888,000
		3,352,000	7.06%

Retail - Catalog & Mail-Order Houses
30,000	Insight Enterprises, Inc. *	1,670,700	3.53%

Retail - Women’s Clothing Stores
200,000	RTW Retailwinds, Inc. *	274,000	0.58%

Semiconductors & Related Devices
200,000	NeoPhotonics Corporation *	1,218,000	2.57%

Services - Computer Integrated Systems Design
180,000	Allscripts Healthcare Solutions, Inc.	1,976,400
50,000	NextGen Healthcare, Inc. *	783,500
400,000	Ribbon Communications Inc. *	2,336,000
		5,095,900	10.74%

Services - Computer Processing & Data Preparation
4,200	Castlight Health, Inc. - Class B *	5,922	0.01%

Services - Management Services
200,000	R1 RCM Inc. *	1,786,000	3.77%

Services - Skilled Nursing Care Facilities
30,000	The Ensign Group, Inc.	1,422,900	3.00%

Special Industry Machinery (No Metalworking Machinery)
10,800	Kadant Inc.	948,132	2.00%

Special Industry Machinery, NEC
40,000	Veeco Instruments Inc. *	467,200	0.99%

Surgical & Medical Instruments & Apparatus
60,000	AtriCure, Inc. *	1,496,400
104,893	Cerus Corporation *	540,724
80,000	SeaSpine Holdings Corporation *	976,800
		3,013,924	6.35%

Wholesale - Hardware
40,000	Wesco Aircraft Holdings, Inc. *	440,400	0.93%

Wholesale - Lumber & Other Construction Materials
250,000	Huttig Building Products, Inc. *	525,000	1.11%

Wholesale - Medical, Dental & Hospital Equipment & Supplies
30,000	Owens & Minor, Inc.	174,300	0.37%

Women's, Misses', and Juniors Outerwear
387,037	J.Jill, Inc.	735,370	1.55%

Total for Common Stocks (Cost $43,232,151)		46,507,042	98.14%

MONEY MARKET FUNDS
1,574,022	SEI Daily Income Trust Government Fund CL F 1.78% **	1,574,022	3.32%
Total for Money Market Funds (Cost $1,574,022)

Total Investment Securities		48,081,064	101.46%
	(Cost $44,806,173)

Liabilities in Excess of Other Assets		(692,689)	-1.46%

Net Assets		$ 47,388,375	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at September 30, 2019.

See accompanying notes to Schedule of Investments.

PARADIGM FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2019

(Unaudited)

1. SECURITY TRANSACTIONS

For federal income tax purposes, at September 30, 2019 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Value Fund	Opportunity Fund	Select Fund
Cost of Investments	$30,060,466	$5,319,301	$21,411,687
Gross Unrealized Appreciation	$22,820,678	$3,878,162	$8,544,928
Gross Unrealized Depreciation	($2,343,569)	($376,567)	($1,015,749)
Net Unrealized Appreciation
(Depreciation) on Investments	$20,477,109	$3,501,595	$7,529,179

Micro-Cap Fund
Cost of Investments	$44,806,173
Gross Unrealized Appreciation	$7,983,552
Gross Unrealized Depreciation	($4,708,661)
Net Unrealized Appreciation
(Depreciation) on Investments	$3,274,891

2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the significant accounting policies described in this section.

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTIONS AND OTHER: Security transactions are recorded based on a trade date for financial statement reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income, if any, is recognized on an accrual basis. The Funds use the highest cost basis which is a form of specific identification in computing gain or loss on sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each fund is calculated by taking the total value of the fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

INCOME TAXES: The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and New York State tax authorities; the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

ESTIMATES: The financial statements are prepared in accordance with GAAP which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

3. SECURITIES VALUATIONS

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the assets or liabilities, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and real estate investment trusts). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security.   When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the fund and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets measured at fair value as of September 30, 2019:

Value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$44,952,843	$-	$-	$44,952,843
Real Estate Investment Trusts	3,728,306	-	-	3,728,306
Money Market Funds	1,856,426	-	-	1,856,426
Total	$50,537,575	$-	$-	$50,537,575

Opportunity:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$8,182,924	$-	$-	$8,182,924
Real Estate Investment Trusts	409,532	-	-	409,532
Money Market Funds	228,440	-	-	228,440
Total	$8,820,896	$-	$-	$8,820,896

Select:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$26,415,633	$-	$-	$26,415,633
Real Estate Investment Trusts	767,059	-	-	767,059
Money Market Funds	1,758,174	-	-	1,758,174
Total	$28,940,866	$-	$-	$28,940,866

Micro-Cap:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$46,507,042	$-	$-	$46,507,042
Money Market Funds	1,574,022	-	-	1,574,022
Total	$48,081,064	$-	$-	$48,081,064

Refer to the Funds’ Schedules of Investments for a listing of securities by industry.  The Funds did not hold any level 3 assets during the three month period ended September 30, 2019.

The Funds did not invest in any derivative instruments during the three month period ended September 30, 2019.

Item 2. Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant’s disclosure controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the”1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PARADIGM FUNDS

By: /s/Candace King Weir

      Candace King Weir

      President

Date:                11/21/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Candace King Weir

      Candace King Weir

      President

Date:                11/21/19

By: /s/Robert A. Benton

       Robert A. Benton

      Chief Financial Officer

Date:                11/20/2019